SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING INFORMATION

The following table present the segment results for the years ended December 31, 2022, 2023 and 2024:

	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2024
	RMB	RMB	RMB

Revenues	1,154,114	640,209	417,651
Cost of revenues	(651,578)	(332,774)	(211,311)
Fulfilment	(160,680)	(107,472)	(76,126)
Sales and marketing	(214,783)	(121,039)	(96,965)
Technology and content	(81,382)	(53,490)	(45,627)
General and administrative	(145,857)	(120,951)	(130,462)
Other operating income	21,599	14,898	6,544

Segment loss from operations	(78,567)	(80,619)	(136,296)